ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

September 13, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC  20549

Re:
ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668
Nationwide Risk-Based U.S. Equity ETF (S00058851)
Nationwide Risk-Based International Equity ETF (S00058852)
Nationwide Maximum Diversification U.S. Core Equity ETF (S00058853)
Nationwide Maximum Diversification Emerging Markets Core Equity ETF (S00058854)
Nationwide Maximum Diversification International Core Equity ETF (S00058855)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, Nationwide Risk-Based U.S. Equity ETF, Nationwide Risk-Based International Equity ETF, Nationwide Maximum Diversification U.S. Core Equity ETF, Nationwide Maximum Diversification Emerging Markets Core Equity ETF, Nationwide Maximum Diversification International Core Equity ETF  (collectively, the “Funds”) certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment with respect to the Funds dated September 11, 2017, and filed electronically as Post-Effective Amendment No. 243 to the Trust’s Registration Statement on Form N‑1A on September 11, 2017.

If you have any questions or require further information, please contact Michael Barolsky at (414) 765‑5586 or michael.barolsky@usbank.com.

Sincerely,

/s/Michael D. Barolsky
Michael D. Barolsky, Esq.
Vice President and Secretary